Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,000,000	[1]
Proposed Maximum Offering Price per Unit	246.24	[2]
Maximum Aggregate Offering Price	$ 738,720,000	[2]
Fee Rate	0.01476%
Amount of Registration Fee	$ 109,036
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of common stock of Illinois Tool Works Inc. (the “Company”) as may become issuable under the Illinois Tool Works Inc. 2024 Long-Term Incentive Plan to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the common stock of the Company on the New York Stock Exchange on July 26, 2024.

[1]	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of common stock of Illinois Tool Works Inc. (the “Company”) as may become issuable under the Illinois Tool Works Inc. 2024 Long-Term Incentive Plan to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions.
[2]	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the common stock of the Company on the New York Stock Exchange on July 26, 2024.